Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities [Abstract]
Schedule of Acrrued Liabilities
Accrued liabilities are comprised of the following:

	December 31,
	2020	2021
Interest on long-term debt	$837	$420
Vessels’ operating and voyage expenses	3,385	2,824
Commissions	195	315
Interest on derivatives and other finance expenses	145	1,600
General and administrative expenses	101	212
Total	$4,663	$5,371